ACQUISITIONS AND DISPOSITIONS - Summary of Estimated Fair Values Assigned to Net Assets (Details) shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 27, 2017 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Feb. 27, 2017 $ / shares
Fair value of net assets acquired:
Goodwill (Note 16)		$ 34,457	$ 34,459	$ 34,457
Purchase price:
Cash			0	0	$ 644
Fair value adjustment to long-term debt related to rate-regulated entities		1,114	964	1,114
Decrease to deferred amounts and other assets			$ 226	$ (138)	$ (183)
Spectra Energy
Fair value of net assets acquired:
Current assets	$ 2,432
Property, plant and equipment, net	33,555
Restricted long-term investments	144
Long-term investments	5,000
Deferred amounts and other assets	2,390
Intangible assets, net	1,288
Current liabilities (a)	(3,982)
Long-term debt	(21,444)
Other long-term liabilities	(1,983)
Deferred income taxes	(7,670)
Noncontrolling interests	(8,877)
Fair value of net assets acquired	853
Goodwill (Note 16)	36,656
Fair value of net assets acquired and goodwill	37,509
Purchase price:
Cash	3
Purchase price	37,509
Net carrying value of accounts receivable	1,174
Gross amount due	1,190
Not expected to be collected	16
Business Combination, adjustment, current assets		67
Business Combination, adjustment, current liabilities		548
Business Combination, adjustment, long-term debt		$ 481
Reclassification from intangible assets to property, plant and equipment	830
Increase in the book value of debt	1,500
Fair value adjustment to long-term debt related to rate-regulated entities	629
Spectra Energy | Common shares
Purchase price:
Equity issued	37,429
Spectra Energy | Earned stock compensation awards
Purchase price:
Equity issued	$ 77
Spectra Energy | Spectra Energy Partners, LP
Purchase price:
SEP common units outstanding to the public (in shares) | shares	78.4
Closing price per common unit (in USD per share) | $ / shares						$ 44.88
Spectra Energy | Various equity investments of acquiree
Purchase price:
Long-term investments (as a percent)	50.00%
Spectra Energy | PennEast
Purchase price:
Long-term investments (as a percent)	20.00%
Sabal Trail
Purchase price:
Increase to noncontrolling interests	$ 85
BC Pipelines & Field Services
Purchase price:
Decrease to property, plant and equipment	1,955
Decrease to deferred income tax liabilities	661
Decrease to deferred amounts and other assets	530
Increase to noncontrolling interests	$ 1,824